Standards issued but not yet effective	12 Months Ended
Dec. 31, 2023
Disclosure of New Accounting Standards and Issued But Not Yet Effective Explanatory [Abstract]
Standards issued but not yet effective
6. Standards issued but not yet effective
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective
Amendments to IAS 1 - Classification of Liabilities as Current or Non-current
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 Presentation of Financial Statements to specify the requirements for classifying liabilities as current or non-current and apply for annual reporting periods beginning on or after January 2023. The amendments clarify:
•What is meant by a right to defer settlement.
•That a right to defer must exist at the end of the reporting period.
•That classification is unaffected by the likelihood that an entity will exercise its deferral right.
•That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification
However, the IASB has subsequently proposed further amendments to IAS 1 and the deferral on the effective date to no earlier than January 2024. Due to these ongoing developments, the Company is unable to determine the impacts of these amendments on the consolidated financial statements in the period of initial application.
Amendment to IFRS 16 – Lease Liability in a Sale and Leaseback
In September 2022, the IASB issued Lease Liability in a Sale and Leaseback. The amendment to IFRS 16 Leases specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. These amendments explain how an entity accounts for a sale and leaseback after the date of the transaction. Sale and leaseback transactions where some or all the lease payments are variable lease payments that do not depend on an index or rate are most likely to be impacted.
The amendment applies retrospectively to annual reporting periods beginning on or after 1 January 2024. Earlier application is permitted.
During 2022, the Company entered into sale and lease back transactions, however we do not expect impacts for the adoption of this amendment since the lease payments on these transactions are fixed. During 2023, the Company did not entered into sale and lease back transactions.
Amendment to IAS 1 – Non current liabilities with covenants
In November 2022, the IASB issued Non current liabilities with covenants, in the amendments, the Board clarifies that only covenants with which an entity must comply on or before the reporting date will affect a liability’s classification as current or non-current.
The amendments will be effective for annual reporting periods beginning on or after 1 January 2024 and will need to be applied retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Early adoption is permitted, but will need to be disclosed.
The amendment is not expected to have a material impact on the consolidated financial statements.
Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements (“SFAs”)
In May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures to clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.
The amendments will be effective for annual reporting periods beginning on or after 1 January 2024. Early adoption is permitted, but will need to be disclosed.
The amendments are not expected to have a material impact on the Company consolidated financial statements since the Company don’t use this type of transactions.
6.1 IFRS Sustainability Disclosure Standards
In June 2023, the International Sustainability Standards Board (ISSB) released its first two sustainability disclosure standards:
•IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information(General Requirements standard): this standard requires an entity to disclose information about all sustainability-related risks and opportunities that could reasonably be expected to affect the entity’s cash flows, its access to finance or cost of capital over the short, medium or long term.
•IFRS S2 Climate-related Disclosures: the objective of this standard is to require an entity to disclose information about its climate-related risks and opportunities that is useful to users of general purpose financial reports in making decisions relating to providing resources to the entity. IFRS S2 applies to climate-related risks to which the entity is exposed, which are:
i.climate-related physical risks; and
ii.climate-related transition risks; and
iii.climate-related opportunities available to the entity.
This standard is effective for annual reporting periods beginning on or after 1 January 2024 with earlier application permitted as long as IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is also applied.
These ISSB standards are not mandatory on a global scale, rather they provide a tool for individual jurisdictions to implement mandatory reporting as required. The Company is currently engaged with specialists to assist them with applying the new standards.